                                 MARKETLIFE(SM)

                Flexible Premium Variable Life Insurance Policies
                        MAY 1, 2009 PROSPECTUS SUPPLEMENT



                            ISSUED TO INDIVIDUALS BY:
 METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                 LIFE INSURANCE



This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for MarketLife SM, a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut is referred to in this prospectus supplement as the Company. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.



You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE "FUNDS," listed below). The value of your Policy will vary based on the performance of the Funds you select. The following Funds are available (please see "The Funds" for additional Funds that may be available depending on when you purchased your Policy):



FIDELITY(R) VARIABLE INSURANCE                     Oppenheimer Capital Appreciation
  PRODUCTS -- INITIAL CLASS                           Portfolio -- Class A
  Equity-Income Portfolio                          PIMCO Inflation Protected Bond
  High Income Portfolio                               Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Pioneer Fund Portfolio -- Class A
  TRUST -- CLASS 1                                 Pioneer Strategic Income Portfolio -- Class
  Templeton Global Bond Securities Fund               A
JANUS ASPEN SERIES -- SERVICE SHARES             METROPOLITAN SERIES FUND, INC.
  Global Technology Portfolio                      BlackRock Diversified Portfolio -- Class A
  Enterprise Portfolio                             BlackRock Legacy Large Cap Growth
LEGG MASON PARTNERS VARIABLE EQUITY                Portfolio -- Class A
  TRUST -- CLASS I                                 BlackRock Money Market Portfolio -- Class A
  Legg Mason Partners Variable Fundamental         MetLife Aggressive Allocation
     Value Portfolio                               Portfolio -- Class B
  Legg Mason Partners Variable Large Cap           MetLife Conservative Allocation
     Growth Portfolio                              Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST          MetLife Conservative to Moderate Allocation
  Legg Mason Partners Variable High Income         Portfolio -- Class B
     Portfolio                                     MetLife Moderate Allocation
MET INVESTORS SERIES TRUST                         Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 MetLife Moderate to Aggressive Allocation
  Loomis Sayles Global Markets                     Portfolio -- Class B
     Portfolio -- Class A                          MetLife Stock Index Portfolio -- Class A
  Met/AIM Small Cap Growth Portfolio -- Class      MFS(R) Total Return Portfolio -- Class F
     A                                             MFS(R) Value Portfolio -- Class A
  MFS(R) Research International                    Morgan Stanley EAFE(R) Index
     Portfolio -- Class B                          Portfolio -- Class A
                                                   Oppenheimer Global Equity
                                                   Portfolio -- Class A
                                                   Russell 2000(R) Index Portfolio -- Class A
                                                   Western Asset Management U.S. Government
                                                   Portfolio -- Class A
                                                 VANGUARD(R) VARIABLE INSURANCE FUND
                                                   Mid-Cap Index Portfolio
                                                   Total Stock Market Index Portfolio



Certain Funds may have been subject to a merger, substitution or other change. Please see "Additional Information Regarding the Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. An investor brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

                            FUND CHARGES AND EXPENSES



The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.



The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2008. Certain Funds may impose a redemption fee in the future. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2008, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                   MINIMUM        MAXIMUM
                                                                 -----------    -----------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution and/or service (12b-
1) fees, and other expenses).................................       0.16%          1.11%




FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                                 DISTRIBUTION           ACQUIRED   TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                    AND/OR             FUND FEES   ANNUAL       WAIVER          ANNUAL
                                      MANAGEMENT    SERVICE     OTHER     AND    OPERATING  AND/OR EXPENSE    OPERATING
FUND                                      FEE    (12B-1) FEES EXPENSES EXPENSES*  EXPENSES  REIMBURSEMENT     EXPENSES**
----                                  ---------- ------------ -------- --------- --------- --------------- ---------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  Equity-Income Portfolio                0.46%         --       0.11%      --      0.57%          --           0.57%
  High Income Portfolio                  0.57%         --       0.14%      --      0.71%          --           0.71%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 1
  Templeton Global Bond Securities
     Fund                                0.47%         --       0.11%      --      0.58%          --           0.58%
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio                   0.64%       0.25%      0.03%      --      0.92%          --           0.92%
  Global Technology Portfolio            0.64%       0.25%      0.22%      --      1.11%          --           1.11%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I
  Legg Mason Partners Variable
     Fundamental Value Portfolio         0.75%         --       0.05%      --      0.80%          --           0.80%(1)
  Legg Mason Partners Variable
     Investors Portfolio+                0.64%         --       0.09%      --      0.73%          --           0.73%(1)
  Legg Mason Partners Variable Large
     Cap Growth Portfolio++              0.75%         --       0.08%      --      0.83%          --           0.83%(1)
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Partners Variable High
     Income Portfolio++                  0.60%         --       0.11%      --      0.71%          --           0.71%(1)

                                                 DISTRIBUTION           ACQUIRED   TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                    AND/OR             FUND FEES   ANNUAL       WAIVER          ANNUAL
                                      MANAGEMENT    SERVICE     OTHER     AND    OPERATING  AND/OR EXPENSE    OPERATING
FUND                                      FEE    (12B-1) FEES EXPENSES EXPENSES*  EXPENSES  REIMBURSEMENT     EXPENSES**
----                                  ---------- ------------ -------- --------- --------- --------------- ---------------
MET INVESTORS SERIES TRUST
  Janus Forty Portfolio -- Class A       0.64%         --       0.03%      --      0.67%          --           0.67%
  Loomis Sayles Global Markets
     Portfolio -- Class A                0.68%         --       0.05%      --      0.73%          --           0.73%
  Met/AIM Small Cap Growth
     Portfolio -- Class A                0.86%         --       0.03%      --      0.89%          --           0.89%
  MFS(R) Research International
     Portfolio -- Class B                0.70%       0.25%      0.06%      --      1.01%          --           1.01%
  Oppenheimer Capital Appreciation
     Portfolio -- Class A                0.59%         --       0.03%      --      0.62%          --           0.62%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A                0.49%         --       0.04%      --      0.53%          --           0.53%
  Pioneer Fund Portfolio -- Class A      0.70%         --       0.29%      --      0.99%          --           0.99%(2)
  Pioneer Strategic Income
     Portfolio -- Class A                0.60%         --       0.07%      --      0.67%          --           0.67%
METROPOLITAN SERIES FUND, INC.
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A+         0.25%         --       0.04%      --      0.29%        0.01%          0.28%(3)
  BlackRock Diversified
     Portfolio -- Class A                0.45%         --       0.04%      --      0.49%          --           0.49%
  BlackRock Legacy Large Cap Growth
     Portfolio -- Class A++              0.73%         --       0.05%      --      0.78%        0.01%          0.77%(4)
  BlackRock Money Market
     Portfolio -- Class A                0.32%         --       0.02%      --      0.34%        0.01%          0.33%(5)
  MetLife Aggressive Allocation
     Portfolio -- Class B                0.10%       0.25%      0.03%    0.72%     1.10%        0.03%          1.07%(6)
  MetLife Conservative Allocation
     Portfolio -- Class B                0.10%       0.25%      0.02%    0.56%     0.93%        0.02%          0.91%(6)
  MetLife Conservative to Moderate
     Allocation Portfolio -- Class B     0.09%       0.25%      0.01%    0.61%     0.96%          --           0.96%(6)
  MetLife Moderate Allocation
     Portfolio -- Class B                0.07%       0.25%        --     0.65%     0.97%          --           0.97%(6)
  MetLife Moderate to Aggressive
     Allocation Portfolio -- Class B     0.07%       0.25%        --     0.68%     1.00%          --           1.00%(6)
  MetLife Stock Index
     Portfolio -- Class A                0.25%         --       0.04%      --      0.29%        0.01%          0.28%(3)
  MFS(R) Total Return
     Portfolio -- Class F                0.53%       0.20%      0.05%      --      0.78%          --           0.78%
  MFS(R) Value Portfolio -- Class A      0.72%         --       0.08%      --      0.80%        0.07%          0.73%(7)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A                0.30%         --       0.12%    0.01%     0.43%        0.01%          0.42%(8)
  Oppenheimer Global Equity
     Portfolio -- Class A                0.52%         --       0.09%      --      0.61%          --           0.61%
  Russell 2000(R) Index
     Portfolio -- Class A                0.25%         --       0.07%    0.01%     0.33%        0.01%          0.32%(3)
  Western Asset Management U.S.
     Government Portfolio -- Class A     0.48%         --       0.04%      --      0.52%          --           0.52%
VANGUARD(R) VARIABLE INSURANCE FUND
  Mid-Cap Index Portfolio                0.19%         --       0.05%      --      0.24%          --           0.24%
  Total Stock Market Index Portfolio       --          --         --     0.16%     0.16%          --           0.16%(9)

---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.


** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all Policies. Availability depends on Policy issue date.


++    This Portfolio is not available for investment prior to May 4, 2009.


++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2008.


1 Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.


2 The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.01% of deferred expense reimbursement from a prior period.


3 MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.


4 MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.


5 MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.


6 The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio to 0.35% of the average daily net assets of the Class B shares.


7 MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.


8 MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.293%.


9 The Portfolio is a "fund of funds" that invests in other Vanguard portfolios. As an investor in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios, including the management fee.

                                    THE FUNDS




             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  Equity-Income Portfolio          Seeks reasonable income. The fund  Fidelity Management & Research
                                   will also consider the potential   Company
                                   for capital appreciation. The      Subadvisers: FMR Co., Inc.;
                                   fund's goal is to achieve a yield  Fidelity Research & Analysis which exceeds the composite yield  Company
                                   on the securities comprising the
                                   Standard & Poor's 500(SM) Index
                                   (S&P 500(R)).
  High Income Portfolio            Seeks a high level of current      Fidelity Management & Research
                                   income, while also considering     Company
                                   growth of capital.                 Subadvisers: FMR Co., Inc.;
                                                                      Fidelity Research & Analysis
                                                                      Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 1
  Templeton Global Bond            Seeks high current income,         Franklin Advisers, Inc.
     Securities Fund               consistent with preservation of
                                   capital, with capital
                                   appreciation as a secondary
                                   consideration.
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio             Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
  Global Technology Portfolio      Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value Portfolio   Current income is a secondary      LLC
                                   consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio+          capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth Portfolio    capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES TRUST++
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        MetLife Advisers, LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Loomis Sayles Global Markets     Seeks high total investment        MetLife Advisers, LLC
     Portfolio -- Class A          return through a combination of    Subadviser: Loomis, Sayles &
                                   capital appreciation and income.   Company, L.P.
  Met/AIM Small Cap Growth         Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A          capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
  MFS(R) Research International    Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: Massachusetts
                                                                      Financial Services Company
  Oppenheimer Capital              Seeks capital appreciation.        MetLife Advisers, LLC
     Appreciation                                                     Subadviser: OppenheimerFunds,
     Portfolio -- Class A                                             Inc.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      MetLife Advisers, LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        MetLife Advisers, LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
METROPOLITAN SERIES FUND, INC.
  Barclays Capital Aggregate Bond  Seeks to equal the performance of  MetLife Advisers, LLC
     Index Portfolio -- Class A+   the Barclays Capital U.S.          Subadviser: MetLife Investment
                                   Aggregate Bond Index.              Advisors Company, LLC
  BlackRock Diversified            Seeks high total return while      MetLife Advisers, LLC
     Portfolio -- Class A          attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
  BlackRock Legacy Large Cap       Seeks long-term growth of          MetLife Advisers, LLC
     Growth Portfolio -- Class A   capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative Allocation  Seeks high level of current        MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MetLife Stock Index              Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A          the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation.        MetLife Advisers, LLC
     A                                                                Subadviser: Massachusetts
                                                                      Financial Services Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
  Morgan Stanley EAFE(R) Index     Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A          the MSCI EAFE(R) Index.            Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class A                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  Russell 2000(R) Index            Seeks to equal the return of the   MetLife Advisers, LLC
     Portfolio -- Class A          Russell 2000(R) Index.             Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.
VANGUARD(R) VARIABLE INSURANCE
  FUND
  Mid-Cap Index Portfolio          Seeks to track the performance of  Vanguard Quantitative Equity
                                   a benchmark index that measures    Group
                                   the investment return of mid-cap
                                   stocks.
  Total Stock Market Index         Seeks to track the performance of  Vanguard Quantitative Equity
     Portfolio                     a benchmark index that measures    Group
                                   the investment return of the
                                   overall stock market.



---------

+ Not available under all Policies. Availability depends on Policy issue date.



++++ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC become the Investment adviser.


                     ADDITIONAL INFORMATION REGARDING FUNDS

Certain Funds were subject to a merger, substitution, or other change. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former and new name of the trust of which the Fund is part.


FUND NAME CHANGES



                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE          FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST                                 PRODUCTS TRUST
  Templeton Global Income Securities           Templeton Global Bond Securities
     Fund -- Class I                                Fund -- Class I
JANUS ASPEN SERIES                             JANUS ASPEN SERIES
  Mid Cap Growth Portfolio -- Service Shares   Enterprise Portfolio -- Service Shares
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
  Lehman Brothers Aggregate Bond Index         Barclays Capital Aggregate Bond Index
     Portfolio -- Class A                           Portfolio -- Class A

FUND MERGERS/REORGANIZATIONS


The following Former Funds were merged with and into the New Funds and/or reorganized into a new Trust.



                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
  FI Large Cap Portfolio -- Class A              BlackRock Legacy Large Cap Growth
                                                    Portfolio -- Class A
ME INVESTORS SERIES TRUST                      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Managed Assets             BlackRock Diversified Portfolio -- Class A
     Portfolio -- Class A
ME INVESTORS SERIES TRUST                      METROPOLITAN SERIES FUND, INC.
  Met/AIM Capital Appreciation                   BlackRock Legacy Large Cap Growth
     Portfolio -- Class A                           Portfolio -- Class A






FUND SUBSTITUTION


The following New Fund was substituted for the Former Fund.



                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Equity Index    MetLife Stock Index Portfolio -- Class A
     Portfolio -- Class I




                                    TRANSFERS

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The following paragraph replaces the second paragraph in the "MARKET TIMING/EXCESSIVE TRADING" section:



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e. Fidelity(R) VIP High Income Portfolio, Janus Aspen Global Technology Portfolio, Legg Mason Partners Variable High Income Portfolio, Loomis Sayles Global Markets Portfolio, MFS(R) Research International Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, and Templeton Global Bond Securities Fund -- the "Monitored Funds") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.





                      CHARGES AGAINST THE SEPARATE ACCOUNT


We are waiving 0.15% of the Mortality and Expense Risk Charge for the Investment Option investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. We are also waiving the following amounts of Mortality and Expense Risk Charge: an amount equal to the Fund expenses that are in excess of 0.65% for the Investment Option investing in the PIMCO Inflation Protected Bond Portfolio (Class A) of the Met Investors Series Trust; an amount equal to the Fund expenses that are in excess of 0.85% for the Investment Option investing in the Loomis Sayles Global Markets Portfolio (Class A) of the Met Investors Series Trust; and an amount equal to the Fund expenses that are in excess of 0.64% for the Investment Option investing in the Oppenheimer Global Equity Portfolio (Class A).

The following replaces the sub-heading and the second paragraph under "THE SEPARATE ACCOUNTS AND THEIR INVESTMENT OPTIONS" section:





                 THE SEPARATE ACCOUNT AND ITS INVESTMENT OPTIONS



The Company issues the Policies under MetLife of CT Fund UL for Variable Life Insurance ("Fund UL" or the "Separate Account"). Fund UL was established on November 10, 1983 and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Policies under Fund UL and MetLife of CT Fund UL II for Variable Life Insurance ("Fund UL II"). On December 8, 2008, Fund UL II along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Fund UL (the "Combination").





In connection with the Combination, we transferred the assets of the Former Separate Accounts to Fund UL and Fund UL assumed the liabilities and contractual obligations of the Former Separate Accounts. The financial statements of Fund UL reflect the Combination. Assets and liabilities are reported on a combined basis and unit values are illustrated as a range.



                                  DEATH BENEFIT

--------------------------------------------------------------------------------





The following information is added as the last two paragraphs in the PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS section:



Unless otherwise requested, the Policy's death proceeds may be paid to your beneficiary through an account called the Total Control Account. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



                           FEDERAL TAX CONSIDERATIONS

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The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.



IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.



IRS Circular 230 Notice: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. You should seek tax advice based on your particular circumstances from an independent tax adviser.

                      POTENTIAL BENEFITS OF LIFE INSURANCE



A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:



  - INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)



  - INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn -- including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)



  - INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)



Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.



In sum, these federal tax laws, among numerous other things, establish the following:



  -  A definition of a life insurance contract



  -  Diversification requirements for separate account assets



  -  Limitations on policy owner's control over the assets in a separate account



  - Guidelines to determine the maximum amount of premium that may be paid into a policy



  -  Limitations on withdrawals from a policy



  - Qualification testing for all life insurance policies that have cash value features.



                            TAX STATUS OF THE POLICY



DEFINITION OF LIFE INSURANCE



In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 OF THE IRC. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC
Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.



The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. The death benefit under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.



DIVERSIFICATION



In addition to meeting the definition of a life insurance contract in IRC
Section 7702 of the IRC, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC. If fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, the separate accounts investing in the Portfolio may fail the diversification requirements of section 817(h) of the Internal Revenue Code, which could have adverse tax consequences for variable policy and contract owners, including losing the benefit of tax deferral.



The Separate Account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.



INVESTOR CONTROL



In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.



The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.



                        TAX TREATMENT OF POLICY BENEFITS



The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.



IN GENERAL



The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies.



In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the Death Benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.



In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.



THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS



Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT UNDER IRC SECTION 7702 BUT WHICH FAILS TO SATISFY A 7-PAY TEST SET FORTH IN IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.



Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, the Company believes that any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.



LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.



The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and complete surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The foregoing exceptions generally do not apply to corporate Policy owners.



If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.



For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.



The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in "Tax Treatment of Policy Benefits."



Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.



DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS



Distributions from a policy that is not classified as a modified endowment contract are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.



Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.



Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.



TREATMENT OF LOAN INTEREST



If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction even where such entity's indebtedness is in no way connected to the Policy, unless the insured is an employee, officer, director or 20% owner.



INVESTMENT IN THE POLICY



Investment in the policy means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner (except that the amount of any loan from, or secured by, a policy that is a MEC, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a policy that is a MEC to the extent that such amount is included in the gross income of the owner.



BUSINESS USES OF POLICY



Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split dollar arrangements. Furthermore there have been recent proposals to restrict the tax advantages of corporate owned life insurance that are currently under considerations by Congress. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.



TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since the Company is the owner of the assets from which the tax benefits are derived.



                            OTHER TAX CONSIDERATIONS

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The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.



                               INSURABLE INTEREST



The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the life insurance carrier, to determine the existence of insurable interest in the life of the Insured under applicable state law.



                           THE COMPANY'S INCOME TAXES



The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.



Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.



                             ALTERNATIVE MINIMUM TAX



Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.



Book 38                                                              May 1, 2009

                                     INVEST

                Flexible Premium Variable Life Insurance Policies
                        MAY 1, 2009 PROSPECTUS SUPPLEMENT

                            ISSUED TO INDIVIDUALS BY:
 METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                 LIFE INSURANCE


This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for Invest, a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut is referred to in this prospectus supplement as the Company. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.


You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, listed below). The value of your Policy will vary based on the performance of the Funds you select. The following Funds are available (please see "The Funds" for additional Funds that may be available depending on when you purchased your Policy):



FIDELITY(R) VARIABLE INSURANCE                  MET INVESTORS SERIES TRUST -- CLASS A
  PRODUCTS -- INITIAL CLASS                       BlackRock High Yield Portfolio
  Equity-Income Portfolio                         Janus Forty Portfolio
  High Income Portfolio                           Loomis Sayles Global Markets Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE             Oppenheimer Capital Appreciation Portfolio
  PRODUCTS TRUST -- CLASS 1                       Pioneer Fund Portfolio
  Templeton Global Bond Securities Fund         METROPOLITAN SERIES FUND, INC.
LEGG MASON PARTNERS VARIABLE EQUITY               BlackRock Diversified Portfolio -- Class A
  TRUST -- CLASS I                                BlackRock Legacy Large Cap Growth
  Legg Mason Partners Variable Fundamental           Portfolio -- Class A
     Value Portfolio                              BlackRock Money Market Portfolio -- Class
LEGG MASON PARTNERS VARIABLE INCOME TRUST            A
  Legg Mason Partners Variable High Income        MetLife Stock Index Portfolio -- Class A
     Portfolio                                    MFS(R) Total Return Portfolio -- Class F
                                                  Oppenheimer Global Equity
                                                     Portfolio -- Class A
                                                  Western Asset Management U.S. Government
                                                     Portfolio -- Class A



-------

      Certain Investment Options have been subject to a substitution. Please see "Additional Information Regarding the Funds" for more information.



The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. An investor brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

                            FUND CHARGES AND EXPENSES



The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.



The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2008. Certain Funds may impose a redemption fee in the future. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2008, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                        MINIMUM   MAXIMUM
                                                                        -------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)...........................................................    0.29%     0.99%






FUND FEES AND EXPENSES




(as a percentage of average daily net assets)



                                                  DISTRIBUTION                ACQUIRED     TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                     AND/OR                  FUND FEES     ANNUAL         WAIVER         ANNUAL
                                    MANAGEMENT   SERVICE(12B-1)     OTHER       AND      OPERATING    AND/OR EXPENSE    OPERATING
FUND                                    FEE           FEES        EXPENSES   EXPENSES*    EXPENSES    REIMBURSEMENT    EXPENSES**
----                                ----------   --------------   --------   ---------   ---------   ---------------   ----------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  Equity-Income Portfolio.........     0.46%            --          0.11%        --        0.57%            --          0.57%
  High Income Portfolio...........     0.57%            --          0.14%        --        0.71%            --          0.71%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 1
  Templeton Global Bond Securities
     Fund.........................     0.47%            --          0.11%        --        0.58%            --          0.58%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason Partners Variable
     Fundamental Value Portfolio..     0.75%            --          0.05%        --        0.80%            --          0.80%(1)
  Legg Mason Partners Variable
     Investors Portfolio+.........     0.64%            --          0.09%        --        0.73%            --          0.73%(1)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     High Income Portfolio+++.....     0.60%            --          0.11%        --        0.71%            --          0.71%(1)
MET INVESTORS SERIES
  TRUST -- CLASS A
  BlackRock High Yield Portfolio..     0.60%            --          0.07%        --        0.67%            --          0.67%
  Janus Forty Portfolio...........     0.64%            --          0.03%        --        0.67%            --          0.67%
  Loomis Sayles Global Markets
     Portfolio....................     0.68%            --          0.05%        --        0.73%            --          0.73%
  Oppenheimer Capital Appreciation
     Portfolio....................     0.59%            --          0.03%        --        0.62%            --          0.62%
  Pioneer Fund Portfolio..........     0.70%            --          0.29%        --        0.99%            --          0.99%(2)
METROPOLITAN SERIES FUND, INC.
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A+..     0.25%            --          0.04%        --        0.29%          0.01%         0.28%(3)
  BlackRock Diversified
     Portfolio -- Class A.........     0.45%            --          0.04%        --        0.49%            --          0.49%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A++..........................     0.73%            --          0.05%        --        0.78%          0.01%         0.77%(4)
  BlackRock Money Market
     Portfolio -- Class A.........     0.32%            --          0.02%        --        0.34%          0.01%         0.33%(5)
  MetLife Stock Index
     Portfolio -- Class A.........     0.25%            --          0.04%        --        0.29%          0.01%         0.28%(3)
  MFS(R) Total Return
     Portfolio -- Class F.........     0.53%          0.20%         0.05%        --        0.78%            --          0.78%

                                                  DISTRIBUTION                ACQUIRED     TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                     AND/OR                  FUND FEES     ANNUAL         WAIVER         ANNUAL
                                    MANAGEMENT   SERVICE(12B-1)     OTHER       AND      OPERATING    AND/OR EXPENSE    OPERATING
FUND                                    FEE           FEES        EXPENSES   EXPENSES*    EXPENSES    REIMBURSEMENT    EXPENSES**
----                                ----------   --------------   --------   ---------   ---------   ---------------   ----------
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A+........     0.30%            --          0.12%      0.01%       0.43%          0.01%         0.42%(6)
  Oppenheimer Global Equity
     Portfolio -- Class A.........     0.52%            --          0.09%        --        0.61%            --          0.61%
  Russell 2000(R) Index
     Portfolio -- Class A+........     0.25%            --          0.07%      0.01%       0.33%          0.01%         0.32%(3)
  Western Asset Management U.S.
     Government Portfolio -- Class
     A............................     0.48%            --          0.04%        --        0.52%            --          0.52%



-------

  * Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.


 ** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


  + Not available under all Policies. Availability depends on Policy issue date.


 ++   This Portfolio is not available for investment prior to May 4, 2009.


 +++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2008.


(1) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.


(2) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.01% of deferred expense reimbursement from a prior period.


(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.


(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.


(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.


(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.293%.


                                    THE FUNDS




          FUNDING OPTION                  INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  Equity-Income Portfolio          Seeks reasonable income. The fund  Fidelity Management & Research
                                   will also consider the potential   Company
                                   for capital appreciation. The      Subadvisers: FMR Co., Inc.;
                                   fund's goal is to achieve a yield  Fidelity Research & Analysis which exceeds the composite yield  Company
                                   on the securities comprising the
                                   Standard & Poor's 500(SM) Index
                                   (S&P 500(R)).
  High Income Portfolio            Seeks a high level of current      Fidelity Management & Research
                                   income, while also considering     Company
                                   growth of capital.                 Subadvisers: FMR Co., Inc.;
                                                                      Fidelity Research & Analysis
                                                                      Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 1
  Templeton Global Bond            Seeks high current income,         Franklin Advisers, Inc.
     Securities Fund               consistent with preservation of
                                   capital, with capital
                                   appreciation as a secondary
                                   consideration.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value Portfolio   Current income is a secondary      LLC Subadviser: ClearBridge
                                   consideration.                     Advisors, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio+          capital. Current income is a       LLC Subadviser: ClearBridge
                                   secondary objective.               Advisors, LLC

          FUNDING OPTION                  INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC Subadvisers: Western Asset
                                   appreciation.                      Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES
  TRUST -- CLASS A++
  BlackRock High Yield Portfolio   Seeks to maximize total return,    MetLife Advisers, LLC
                                   consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
  Janus Forty Portfolio            Seeks capital appreciation.        MetLife Advisers, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
  Loomis Sayles Global Markets     Seeks high total investment        MetLife Advisers, LLC
     Portfolio                     return through a combination of    Subadviser: Loomis, Sayles &
                                   capital appreciation and income.   Company, L.P.
  Oppenheimer Capital              Seeks capital appreciation.        MetLife Advisers, LLC
     Appreciation Portfolio                                           Subadviser: OppenheimerFunds,
                                                                      Inc.
  Pioneer Fund Portfolio           Seeks reasonable income and        MetLife Advisers, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
METROPOLITAN SERIES FUND, INC.
  Barclays Capital Aggregate Bond  Seeks to equal the performance of  MetLife Advisers, LLC
     Index Portfolio -- Class A+   the Barclays Capital U.S.          Subadviser: MetLife Investment
                                   Aggregate Bond Index.              Advisors Company, LLC
  BlackRock Diversified            Seeks high total return while      MetLife Advisers, LLC
     Portfolio -- Class A          attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
  BlackRock Legacy Large Cap       Seeks long-term growth of          MetLife Advisers, LLC
     Growth Portfolio -- Class A   capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  MetLife Stock Index              Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A          the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Morgan Stanley EAFE(R) Index     Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A+         the MSCI EAFE(R) Index.            Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class A                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  Russell 2000(R) Index            Seeks to equal the return of the   MetLife Advisers, LLC
     Portfolio -- Class A+         Russell 2000(R) Index.             Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.



-------

+ Not available under all Policies. Availability depends on Policy issue date.


++ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers LLC and MetLife Advisers, LLC became the investment adviser.

                     ADDITIONAL INFORMATION REGARDING FUNDS


Certain Funds were subject to a merger or other change. The chart below identifies the former name and new name of each of these Funds.





FUND NAME CHANGES



                 FORMER NAME                                       NEW NAME
---------------------------------------------   ---------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE           FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST                                  PRODUCTS TRUST
  Templeton Global Income Securities              Templeton Global Bond Securities
     Fund -- Class I                                 Fund -- Class I
METROPOLITAN SERIES FUND, INC.                  METROPOLITAN SERIES FUND, INC.
  Lehman Brothers Aggregate Bond Index            Barclays Capital Aggregate Bond Index
     Portfolio -- Class A                            Portfolio -- Class A




FUND MERGERS/REORGANIZATIONS


The following Former Funds were merged with and into the New Funds and reorganized into a new Trust.



                 FORMER FUND                                       NEW FUND
---------------------------------------------   ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                  METROPOLITAN SERIES FUND, INC.
  FI Large Cap Portfolio -- Class A               BlackRock Legacy Large Cap Growth
                                                     Portfolio -- Class A
MET INVESTORS SERIES TRUST                      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Managed Assets              BlackRock Diversified Portfolio -- Class A
     Portfolio -- Class A
MET INVESTORS SERIES TRUST                      METROPOLITAN SERIES FUND, INC.
  Met/AIM Capital Appreciation                    BlackRock Legacy Large Cap Growth
     Portfolio -- Class A                            Portfolio -- Class A






                                    TRANSFERS

--------------------------------------------------------------------------------



The following paragraph replaces the second paragraph in the "MARKET TIMING/EXCESSIVE TRADING" section:



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e. Fidelity(R) VIP High Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Loomis Sayles Global Markets Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, and Templeton Global Bond Securities Fund -- the "Monitored Funds") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.





                      CHARGES AGAINST THE SEPARATE ACCOUNT


We are waiving 0.15% of the Mortality and Expense Risk Charge for the Investment Option investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; and an amount equal to the Fund expenses that are in excess of 0.85% for the Investment Option investing in the Loomis Sayles Global Markets Portfolio (Class A) of the Met Investors Series Trust.




                                  DEATH BENEFIT

--------------------------------------------------------------------------------



The following information is added as the last two paragraphs in the of PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS section:



Unless otherwise requested, the Policy's death proceeds may be paid to your beneficiary through an account called the Total Control Account. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------



The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.



IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.



IRS Circular 230 Notice: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. You should seek tax advice based on your particular circumstances from an independent tax adviser.



                      POTENTIAL BENEFITS OF LIFE INSURANCE



A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:



  - INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)



  - INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn -- including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)



  - INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)



Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.



In sum, these federal tax laws, among numerous other things, establish the following:



  -  A definition of a life insurance contract



  -  Diversification requirements for separate account assets



  -  Limitations on policy owner's control over the assets in a separate account



  - Guidelines to determine the maximum amount of premium that may be paid into a policy

  -  Limitations on withdrawals from a policy



  - Qualification testing for all life insurance policies that have cash value features.



                            TAX STATUS OF THE POLICY



DEFINITION OF LIFE INSURANCE



In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 OF THE IRC. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC
Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.



The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. The death benefit under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.



DIVERSIFICATION



In addition to meeting the definition of a life insurance contract in IRC
Section 7702 of the IRC, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC. If fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, the separate accounts investing in the Portfolio may fail the diversification requirements of section 817(h) of the Internal Revenue Code, which could have adverse tax consequences for variable policy and contract owners, including losing the benefit of tax deferral.



The Separate Account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.



INVESTOR CONTROL



In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.



The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.



                        TAX TREATMENT OF POLICY BENEFITS



The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL



The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies.



In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the Death Benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.



In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.



THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."



MODIFIED ENDOWMENT CONTRACTS



Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT UNDER IRC SECTION 7702 BUT WHICH FAILS TO SATISFY A 7-PAY TEST SET FORTH IN IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.



Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, the Company believes that any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.



LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.



The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and complete surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The foregoing exceptions generally do not apply to corporate Policy owners.



If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.



For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.



The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in "Tax Treatment of Policy Benefits."



Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.



DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS



Distributions from a policy that is not classified as a modified endowment contract are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.



Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.



Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.





TREATMENT OF LOAN INTEREST



If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction even where such entity's indebtedness is in no way connected to the Policy, unless the insured is an employee, officer, director or 20% owner.



INVESTMENT IN THE POLICY



Investment in the policy means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner (except that the amount of any loan from, or secured by, a policy that is a MEC, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a policy that is a MEC to the extent that such amount is included in the gross income of the owner.



BUSINESS USES OF POLICY



Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.



TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since the Company is the owner of the assets from which the tax benefits are derived.



                            OTHER TAX CONSIDERATIONS

--------------------------------------------------------------------------------



The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.



                               INSURABLE INTEREST



The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the life insurance carrier, to determine the existence of insurable interest in the life of the Insured under applicable state law.

                           THE COMPANY'S INCOME TAXES



The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.



Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.



                             ALTERNATIVE MINIMUM TAX



Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.





Book 46                                                              May 1, 2009